STOCK OPTIONS AND WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk-free interest rate	2.85%
Dividend yield	0.00%
Stock price volatility	135.18%
Expected life	5 years 6 months
Employee and vesting non-employee options [Member]
Risk-free interest rate		1.86%	1.13%
Dividend yield		0.00%	0.00%
Stock price volatility		171.77%	163.82%
Expected life		5 years	5 years 9 months
Weighted average grant date fair value		$ 0.1519	$ 0.019